Financial Information of Parent Company - Schedule of Balance Sheet (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Balance Sheet [Line Items]
Ordinary Shares, par value (in Dollars per share)	$ 0.04	$ 0.04
Ordinary Shares, shares authorized	900,000,000	900,000,000
Ordinary Shares, shares issued	15,639,877	4,525,643
Ordinary Shares, shares outstanding	14,332,648	4,474,836
Treasury stock, shares	1,307,229	24,818